Stock-Based Compensation (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 18, 2021	Feb. 15, 2021	Aug. 08, 2018	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Sep. 15, 2020	May 01, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate							0.00%
Stock-based compensation					$ 316,896		$ 1,622,335
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right											1,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 1.00
Warrant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price		$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term		6 years 3 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate		214.40%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		0.54%
Stock-based compensation							$ 370,131
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardFairValueAssumptionsFairMarketValueOfOurCommonStock-0]		$ 1.4
Service Based Options [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term					10 years		8 years 3 months 29 days	9 years 3 months 29 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					1,815		4,397,770
Exercise Price per share					$ 2.06		$ 1.08
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term					8 years 1 month 24 days		9 years 7 months 17 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term							6 years 3 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate							0.00%
Stock-based compensation					$ 291,492			$ 1,023,672
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number				992,641	1,269,575		992,641
Exercise Price per share				$ 1.32			$ 1.32
Option outstanding, exercised
Unrecognized stock-based compensation				$ 4,069,865	$ 3,782,094		$ 4,069,865
Performance Based Options [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term							0 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							600,000
Exercise Price per share							$ 1.08
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term					9 years 2 months 15 days		9 years 9 months 29 days
Share Price				$ 1.08	$ 1.08		$ 1.08
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term					6 years 3 months		6 years 3 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate					85.00%		85.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate					0.00%		0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					54.00%		0.54%
Stock-based compensation							$ 66,531
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number				85,938	118,752		85,938
Exercise Price per share				$ 1.32	$ 1.45		$ 1.32
Option outstanding, exercised
Unrecognized stock-based compensation				$ 397,975			$ 397,975
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	75,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	The Board of Directors also entered into a resolution whereby 75,000 shares of our Common Stock underlying the performance-based options would vest immediately and 525,000 shares of our Common Stock underlying the performance-based option would vest ratably over a 48 month period with the first vesting date being February 1, 2021.
Performance Based Options [Member] | February Two Thousand Twenty One [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	525,000
Maximum [Member] | Service Based Options [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share Price				$ 1.32			$ 1.32
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate							214.50%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate							0.84%
Minimum [Member] | Service Based Options [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share Price				$ 1.08			$ 1.08
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate							85.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate							0.42%
Mr Bennett J Yankowitz [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term				10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				500,000
Exercise Price per share				$ 1.08
Chief Executive Officer [Member] | Warrant [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		265,982
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.00
Warrants and Rights Outstanding, Term		10 years
Two Thousand Eighteen Plan [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term			10 years
Common Stock, Capital Shares Reserved for Future Issuance			2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	6,000,000			502,230	500,415		502,230			4,000,000
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardNumberOfSharesAvailableForGrant1-0]				502,230	500,415		502,230
Exercise Price per share			$ 3.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price			$ 3.00
Share Price			$ 4.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			7 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate			40.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate			0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			2.80%
Stock-based compensation					$ 0		$ 489,064	$ 0	$ 1,100,350
Amortized stock based compensation				$ 1,589,414			$ 1,589,414
Two Thousand Eighteen Plan [Member] | Service Based Options [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number				4,397,570			4,397,570
Option outstanding, exercised					0		0	0
Two Thousand Eighteen Plan [Member] | Performance Based Options [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation						$ 0
Option outstanding, exercised					0		0
Two Thousand Eighteen Plan [Member] | Maximum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Exercise Price per share	$ 3.00
Two Thousand Eighteen Plan [Member] | Minimum [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Exercise Price per share	$ 1.08
Two Thousand Eighteen Plan [Member] | Mr Bennett J Yankowitz [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			500,000
Two Thousand Eighteen Plan [Member] | Mr Bennett J Yankowitz [Member] | Service Based Options [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number				500,000			500,000
Two Thousand Eighteen Plan [Member] | Mr Hall [Member] | Performance Based Options [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number				600,000			600,000
Two Thousand Eighteen Plan [Member] | Rohan Hall [Member] | Performance Based Options [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number					600,000
Two Thousand Eighteen [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance				502,230	500,415		502,230
Exercise Price per share					$ 1.45
Two Thousand Eighteen [Member] | Performance Based Options [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Stock-based compensation					$ 25,404
Unrecognized stock-based compensation					$ 372,571
Two Thousand Eighteen [Member] | Service Based Stock Options To Employees And Consultants [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number					4,899,585
Two Thousand Eighteen [Member] | Service Based Stock Options To Employees [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number					1,815